Leases - Amounts Recognized in Net Loss (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 CAD ($)
Leases [Abstract]
Interest on lease liabilities	$ 375
Expenses relating to short-term leases	122
Variable lease payments	1,134
Amounts recognized in net loss	1,631
Total cash outflow for leases	$ 3,385